Trade and other payables: amounts falling due within one year (Tables)	12 Months Ended
Dec. 31, 2018
Within one year [member]
Statement [LineItems]
Summary of Trade and Other Payables

The following are included in trade and other payables falling due within one year:

	2018 £m	2017 £m
Trade payables	10,524.3	9,893.0
Deferred income	1,253.6	1,212.1
Payments due to vendors (earnout agreements)	148.2	180.7
Liabilities in respect of put option agreements with vendors	36.8	38.6
Fair value of derivatives	2.6	3.5
Other creditors and accruals	3,072.9	2,913.2
	15,038.4	14,241.1